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             SUMMIT CASH RESERVES FUND OF FINANCIAL INSTITUTIONS


                                                         October 4, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Attention: Division of Investment Management

       Re: Summit Cash Reserves Fund of Financial
             Institutions Series Trust
           Post-Effective Amendment No. 15 to the Registration
           Statement on Form N-1A (Securities Act File
           No. 2-78646; Investment Company Act File No. 811-3189)
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Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Summit Cash Reserves Fund of Financial Institutions Series Trust (the "Trust") hereby certifies that:

           (1) the form of prospectus and statement of addtional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

           (2) the text of Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on September 30, 1996.


                                     Very truly yours,

                                     SUMMIT CASH RESERVES FUND OF FINANCIAL
                                       INSTITUTIONS SERIES TRUST

                                     By: /s/ Gerald M. Richard
                                         Authorized Officer